CALVERT VP SRI BALANCED PORTFOLIO
CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
Supplement to
Calvert Variable Products Prospectus (Calvert VP SRI Portfolios)
dated April 30, 2015
Date of Supplement: November 4, 2015
The information in this Supplement updates information in the Prospectus, supersedes any contrary information in the Prospectus or any prior supplement, and should be read in conjunction with the Prospectus.
Effective immediately, Natalie A. Trunow no longer serves as a portfolio manager for Calvert VP SRI Balanced Portfolio or Calvert VP SRI Large Cap Portfolio.
The Prospectus is amended as follows:
Calvert VP SRI Balanced Portfolio
The first table under “Portfolio Management" in the Portfolio Summary for Calvert VP SRI Balanced Portfolio on page 3 is revised and restated as follows:
Allocation of Assets:

Portfolio Manager Name	Title	Length of Time Managing Portfolio
Vishal Khanduja, CFA	Vice President, Portfolio Manager and Head of Taxable Fixed Income	Since November 2015
Joshua Linder, CFA	Portfolio Manager	Since January 2014
The table under “Portfolio Management — Equity Investments” in the Portfolio Summary for Calvert VP SRI Balanced Portfolio on page 4 is revised and restated as follows:
Equity Investments:

Portfolio Manager Name	Title	Length of Time Managing Portfolio
Joshua Linder, CFA	Portfolio Manager	Since November 2015
Christopher Madden, CFA	Portfolio Manager	Since November 2015
Kurt Moeller, CFA	Portfolio Manager	Since November 2015
Jade Huang	Portfolio Manager	Since November 2015

The first table and related text under “Management of Portfolio Investments — More Information About the Advisor, Subadvisors and Portfolio Managers — Calvert VP SRI Balanced” on page 18 are deleted and replaced with the following:
Calvert Investment Management, Inc.
See “About Calvert” above.
Allocation of Assets

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Vishal Khanduja, CFA
Mr. Khanduja is Vice President and Head of Taxable Fixed Income for Calvert and has been a member of the Calvert Taxable Fixed Income Team since July 2012. He also serves on the Calvert Fixed Income Strategy Committee. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team
(2009 - 2012).
Co-Portfolio Manager (Asset Allocation)
Joshua Linder, CFA	November 2015 – present: Portfolio Manager, Calvert January 2014 – October 2015: Assistant Portfolio Manager, Calvert 2011 – 2013: Equity Analyst, Calvert.	Co-Portfolio Manager (Asset Allocation)
Equity Investments

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Joshua Linder, CFA	November 2015 - present: Portfolio Manager, Calvert January 2014 - October 2015: Assistant Portfolio Manager, Calvert 2011 - 2013: Equity Analyst, Calvert	Co-Portfolio Manager (Equity Investments)
Christopher Madden, CFA	November 2015 - present: Portfolio Manager, Calvert October 2010 - October 2015: Senior Equity Analyst, Calvert	Co-Portfolio Manager (Equity Investments)
Kurt Moeller, CFA	November 2015 - present: Portfolio Manager, Calvert December 2014 - October 2015: Senior Equity Analyst, Calvert May 2010 - December 2014: Senior Equity Analyst, del Rey Global Investors, LLC	Co-Portfolio Manager (Equity Investments)
Jade Huang	November 2015 - present: Portfolio Manager, Calvert 2010 - October 2015: Senior Equity Analyst, Calvert 2006 - 2010: Equity Analyst, Calvert	Co-Portfolio Manager (Equity Investments)
Calvert VP SRI Large Cap Value Portfolio
All references to Ms. Trunow and related information in the Portfolio Summary for Calvert VP SRI Large Cap Value Portfolio on page 10 and under “Management of Portfolio Investments - More Information About the Advisor, Subadvisors and Portfolio Managers - Calvert VP SRI Large Cap Value Portfolio” on page 19 are removed.

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